Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) employee	Mar. 31, 2022 EUR (€) employee	Mar. 31, 2021 EUR (€) employee
Staff numbers and costs
Flight and cabin crew | employee	18,432	15,289	13,806
Sales, operations, management and administration | employee	2,365	1,958	1,896
Total number of staff | employee	20,797	17,247	15,702
Number of aviation professionals | employee	22,261	19,116	15,016
Payroll costs
Staff and related costs	€ 1,085.4	€ 641.1	€ 438.4
Social welfare costs	80.8	32.5	25.0
Other pension costs	9.0	7.9	5.2
Share based payments	16.2	8.6	3.6
Total payroll costs	1,191.4	690.1	472.2
Costs associated with the defined benefit plans	0.0	0.0	0.0
Staff costs capitalized during the period	€ 36.0	€ 28.0	€ 30.0